Capital Lease Obligations and Restricted Cash (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Commitments Repayable Under Capital Leases
2012	$ 24.0
2013	24.0
2014	24.0
2015	24.0
2016	24.0
Thereafter	$ 881.1